Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 5,348,554	$ 6,530,981
Due from banks - interest bearing	15,047,846	25,343,994
Total cash and cash equivalents	20,396,400	31,874,975
Investment securities:
Available-for-sale (at fair value)	197,078,938	199,955,367
Loans	99,216,428	93,401,845
Less allowance for loan losses	(1,812,739)	(1,864,788)
Net loans	97,403,689	91,537,057
Premises and equipment, net	8,413,049	7,000,590
Accrued income receivable	1,014,979	1,168,483
Goodwill	1,644,119	1,644,119
Bank owned life insurance	3,840,167	3,732,439
Other assets	2,599,133	5,232,197
Total assets	332,390,474	342,145,227
Noninterest bearing deposits:
Demand	41,555,690	55,906,673
Interest bearing deposits:
Demand	55,458,847	54,812,380
Savings	112,756,169	108,070,929
Time	62,371,914	67,086,776
Total deposits	272,142,620	285,876,758
Federal funds purchased and securities sold under agreements to repurchase	21,051,231	20,215,183
Federal Home Loan Bank borrowings	3,420,312	3,515,580
Accrued interest payable	120,272	134,389
Other liabilities	784,447	1,613,281
Total liabilities	297,518,882	311,355,191
COMMITMENTS AND CONTINGENT LIABILITIES
Commitments and contingent liabilities
STOCKHOLDERS' EQUITY
Common stock - 2,000,000 shares authorized at $5 par value: 1,728,730 shares issued at December 31, 2014 and 2013	8,643,650	8,643,650
Treasury stock - 10,000 shares at cost	(228,100)	(228,100)
Surplus	6,966,020	6,966,020
Retained earnings	18,655,475	18,126,554
Accumulated other comprehensive income (loss)	834,547	(2,718,088)
Total stockholders' equity	34,871,592	30,790,036
Total liabilities and stockholders' equity	$ 332,390,474	$ 342,145,227